Share-Based Compensation (Schedule Of Outstanding Restricted Share Awards) (Details) (USD $)	12 Months Ended
Sep. 30, 2012
Share-Based Compensation [Abstract]
Outstanding restricted share awards, Nonvested at October 1, 2011, Shares	486,908
Outstanding restricted share awards, Granted, Shares
Outstanding restricted share awards, Vested, Shares	(81,835)
Outstanding restricted share awards, Cancelled, Shares	(625)
Outstanding restricted share awards, Nonvested at September 30, 2012, Shares	404,448
Outstanding restricted share awards, Nonvested at October 1, 2011, Weighted Avg. Price	$ 33.41
Outstanding restricted share awards, Granted, Weighted Avg. Price
Outstanding restricted share awards, Vested, Weighted Avg. Price	$ 37.14
Outstanding restricted share awards, Cancelled, Weighted Avg. Price	$ 38.09
Outstanding restricted share awards, Nonvested at September 30, 2012, Weighted Avg. Price	$ 32.65